Summarized Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Summary of Quarterly Financial Data
The following table presents summarized condensed combined and consolidated quarterly financial data for each of the eight quarters in the two year period ended December 31, 2016.

	Quarter
2016	First	Second	Third	Fourth
Total revenues	$224,502	$230,496	$233,038	$234,551
Net loss	(9,975)	(19,666)	(21,949)	(26,649)
Net loss attributable to Invitation Homes shareholders	(9,975)	(19,666)	(21,949)	(26,649)
Net loss per share, basic and diluted	N/A	N/A	N/A	N/A
Shares used in calculation - basic and diluted	N/A	N/A	N/A	N/A

	Quarter
2015	First	Second	Third	Fourth
Total revenues	$197,907	$208,125	$213,332	$216,685
Net loss	(44,920)	(45,411)	(31,335)	(38,542)
Net loss attributable to Invitation Homes shareholders	(44,920)	(45,411)	(31,335)	(38,542)
Net loss per share, basic and diluted	N/A	N/A	N/A	N/A
Shares used in calculation - basic and diluted	N/A	N/A	N/A	N/A